STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

12. STOCKHOLDERS’ EQUITY

Concurrent with the restricted stock awards discussed in Note 16, employees and other recipients made elections under section 83(b) of the Internal Revenue Code (the “83(b) elections”), which triggered instant recognition of compensation for federal income tax purposes. To assist the recipients with the tax liability arising from the 83(b) elections, we provided loans to these employees, evidenced by promissory notes (the “Stockholder Notes”), for amounts that approximate each recipient’s tax liability under the 83(b) elections. The Stockholder Notes are secured by the shares issued to the respective recipients under our 2009 Omnibus Equity Incentive Plan which, effective August 18, 2016, was renamed the AdvancePierre Foods Holdings, Inc. 2009 Omnibus Equity Incentive Plan (the “Equity Incentive Plan”) or any other equity incentive plan. In addition, the Stockholder Notes have recourse in the event of default by the recipient. Interest is charged on the outstanding balances at the mid-term applicable federal rate in effect at the issue date. As of October 1, 2016 and January 2, 2016, the interest rates on the Stockholder Notes ranged between 0.95% and 2.04%. Balances outstanding at October 1, 2016 and January 2, 2016 (which represent principal and related accrued interest) were $898 and $3,884, respectively, and are presented in the Condensed Consolidated Balance Sheets as deductions from stockholders’ equity. Interest on such Stockholder Notes, which are included in related party interest in our Condensed Consolidated Statements of Operations and Comprehensive Income, were nominal for the periods presented. During fiscal 2016, prior to the IPO, all Stockholder Notes due from our executive officers were repaid and/or retired.

11. STOCKHOLDERS’ EQUITY

During fiscal 2013, the Company received $1,000 in proceeds from the sale of stock to a senior executive.

Concurrent with the restricted stock grants discussed in Note 16, employees and other recipients made elections under section 83(b) of the Internal Revenue Code, which resulted in immediate recognition of compensation for federal income tax purposes associated with the grants. The Company issued loans to the recipients, evidenced by promissory notes (the “Stockholder Notes”), for an amount approximately equal to their individual tax liability related to the 83(b) elections. The Stockholder Notes are secured by all shares issued to the respective recipients under the Company’s 2009 Omnibus Equity Incentive Plan (the “Equity Incentive Plan”) or any other equity incentive plan. In addition, the Stockholder Notes have recourse in the event of default by the recipient. Interest is charged on the outstanding balance at the mid-term applicable federal rate in effect at the issue date. As of January 2, 2016 and January 3, 2015, the interest rates on the Stockholder Notes ranged from 0.95% to 2.04%. The outstanding balance of $3,884 and $2,514, including principal and accrued interest, at January 2, 2016 and January 3, 2015, respectively, was classified as a reduction of stockholders’ equity. The interest on Stockholder Notes of $50, $44, and $28 in fiscal 2015, fiscal 2014, and fiscal 2013, respectively is included in Related party interest in the consolidated statements of operations.